Note 7 - Income Taxes	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Income Tax Disclosure [Text Block]
Note
7.
  Income Taxes
Our provision for income taxes for the years ended
December 31, 2018
and
2017
consists of the following:

	2018	2017
Current provision:
Federal	$-	$-
State	-	-
Foreign	-	-
Total current provision	-	-

Deferred provision (benefit):
Federal	7,726	17,837,120
State	(2,749,386)	1,417,482
Foreign	-	-
Total deferred provision (benefit)	(2,741,660)	19,254,602
Valuation allowance	2,741,660	(19,254,602)
Consolidated income tax provision	$-	$-

We provide a full valuation allowance on our net deferred tax assets because management has determined that it is more likely than not
that we will
not
earn income sufficient to realize the deferred tax assets during the asset reversal periods.

The difference between income taxes computed by applying the statutory federal income tax rate to consolidated losses before income taxes and the consolidated provision for income taxes is attributable to the following:

	2018	2017
Federal statutory rate	(21.0%)	(34.0%)
State income taxes, net of Federal benefits	(5.0%)	(4.1%)
Rate changes	(66.3%)	155.0%
Change in fair value of liability classified warrants	(17.3%)	(3.6%)
Other, including non-deductible expenses	53.9%	9.6%
Valuation allowance	55.7%	(122.9%)
Total	0.0%	0.0%

The tax effects of significant temporary differences representing deferred tax assets as of
December 31, 2018
and
2017
are:

	2018	2017
Net operating loss carryforwards	$42,580,533	$35,610,806
Stock based compensation expense	2,643,471	6,764,508
Tax credit carryforwards and other	1,005,255	1,112,286
Gross deferred tax assets	46,229,259	43,487,600

Valuation allowance	(46,229,259)	(43,487,600)
Net deferred tax assets	$-	$-

The Company had Federal net operating loss (“NOL”) carryforwards of approximately
$156.0
million and
$146.4
million at
December 31, 2018
and
2017,
respectively, which began expiring in
2018.
The Company also has certain Federal tax credit carryforwards that will expire through
2036.
The timing and manner in which these net operating loss carryforwards and credits may
be used in any year will be limited to the Company’s ability to generate future earnings and also may
be limited by certain provisions in the U.S. tax code. The Company has not
identified any uncertain tax positions and did
not
recognize any adjustments for unrecognized tax benefits. The Company remains subject to examination for income tax returns dating back to
2015.

Impact of the Tax Cuts and Jobs Act of
2017

On
December 22, 2017,
the President of the United States signed into law the Tax Cuts and Jobs Act of
2017
(the “Tax Act”) which included significant changes to the existing income tax laws for domestic corporations. Key features of the Tax Act effective in
2018
include:

•	Reduction of the corporate tax rate from 35% to 21%
•	Elimination of the alternative minimum tax
•	Changes in the deductibility of certain aspects of executive compensation
•	Changes in the deductibility of certain entertainment and recreation expenses
•	Changes in incentive tax breaks for U.S production activities.

Because of the Company’s existing Federal net operating loss carryforwards and current expectations as to the recovery of its net deferred tax assets, the Company believes that the Tax Act will not
have a significant impact on its financial results and financial position, including on its liquidity, for the foreseeable future.